Subsequent events (Details)			12 Months Ended
	Apr. 06, 2026 CNY (¥) shares	Apr. 06, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares
American Depositary Shares
Subsequent events
Repurchased shares, average price | $ / shares			$ 2.2703
Subsequent event
Subsequent events
Amount of shares repurchased	¥ 27,477,627	$ 3,992,448
Subsequent event | American Depositary Shares
Subsequent events
Number of shares repurchased | shares	1,480,454	1,480,454
Repurchased shares, average price | $ / shares		$ 2.6968
Subsequent event | Class A ordinary shares
Subsequent events
Number of shares repurchased | shares	1,480,454	1,480,454